INCOME TAX EXPENSE (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 29, 2017	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%		25.00%	25.00%
USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | ¥			¥ 10,890		¥ 9,240
Unused tax losses [Member] | Later Than One Year And Not Later Than Two Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					4,820
Expiry date description	Unused tax losses if unused, will expire by the end of 2018
Unused tax losses [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,080
Expiry date description	Unused tax losses if unused, will expire by the end of 2019
Unused tax losses [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,100
Expiry date description	Unused tax losses if unused, will expire by the end of 2020
Unused tax losses [Member] | Later Than Four Years And Not Later Than Five Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					1,170
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | Later Than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | ¥					¥ 1,070
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
Unused tax losses [Member] | USD [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets were recognized | $	$ 1,420
Unused tax losses [Member] | USD [Member] | Later Than One Year And Not Later Than Two Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 740
Expiry date description	Unused tax losses if unused, will expire by the end of 2018
Unused tax losses [Member] | USD [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 170
Expiry date description	Unused tax losses if unused, will expire by the end of 2019
Unused tax losses [Member] | USD [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 170
Expiry date description	Unused tax losses if unused, will expire by the end of 2020
Unused tax losses [Member] | USD [Member] | Later Than Four Years And Not Later Than Five Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 180
Expiry date description	Unused tax losses if unused, will expire by the end of 2021
Unused tax losses [Member] | USD [Member] | Later Than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses | $	$ 160
Expiry date description	Unused tax losses if unused, will expire by the end of 2022
HONG KONG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%
PRC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%		25.00%
Bolivia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%